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FORETHOUGHT LIFE INSURANCE COMPANY

January 22, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management,

 Disclosure Review Office

RE:                           Forethought Life Insurance Company

Separate Account A (“Registrant”)

Post-Effective Amendment No. 18

File No. 333-182946

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement on Form N-4.

If you have any questions concerning this filing, please call me at 860-325-1538.

Very truly yours,

/s/ Sarah M. Patterson
Sarah M. Patterson
Managing Director and
General Counsel for Individual Markets

Enclosure